                             n/i numeric investors
                                family of funds

                  n/i numeric investors Emerging Growth Fund

                       n/i numeric investors Growth Fund

                      n/i numeric investors Mid Cap Fund

                  n/i numeric investors Small Cap Value Fund

                 (Investment Portfolios of The RBB Fund, Inc.)

                       Supplement dated February 5, 2003
                     to Prospectus dated December 31, 2002

  Revisions relating to a change in the fees and expenses on Fund shares.

For n/i numeric investors Emerging Growth Fund, the sections under the captions "Expenses and Fees" and "Example" beginning on page 4 of the prospectus are replaced in their entirety with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below has been revised to reflect the current Fund expenses and the implementation of a Shareholder Services Plan on March 1, 2003. In addition, the table shows the reduction of fee waivers.

Shareholder Fees (fees paid directly from your investment)

                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 2.00%
                     Exchange fee................... None
                     Maximum account fee............ None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/1/

                 Management fees........................ 0.75%
                 Rule 12b-1 fees........................ None
                 Other expenses/2,3/.................... 0.53%

                                                         ----
                 Total annual Fund operating expenses/3/ 1.28%

                                                         ====

--------
* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective August 12, 2002, the Fund redeems shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to August 12, 2002, and held for less than one year are subject to a transaction fee upon redemption of 1.50% of the net asset value of all such shares redeemed. The Fund will waive the redemption fee on shares purchased between January 1, 2003, and February 5, 2003, if such shares are redeemed prior to March 1, 2003.
/1/ The fee table has been restated to reflect current fees.
/2/ "Other expenses" include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and Shareholder Servicing Fees. On January 22, 2003, the Board of Directors approved a Shareholder Services Plan which permits the Fund to pay fees to certain Shareholder Organizations (as defined on page 16 of the Prospectus) of up to 0.25% of the average daily net assets of the Fund for which such Shareholder Organizations provide services for the benefit of customers. The Shareholder Services Plan will become effective March 1, 2003. Currently, the fees attributable to the Shareholder Services Plan are anticipated to be 0.02% of the Fund's average net assets.
/3/ Numeric has agreed that until December 31, 2003, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses, other than expenses attributable to the Shareholder Services Plan, exceed 1.25%. The Fund's total annual Fund operating expenses, after these fee waivers and reimbursements, are currently 1.27%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $129   $405    $701    $1,544
                         ----   ----    ----    ------

For n/i numeric investors Growth Fund, the sections under the captions "Expenses and Fees" and "Example" beginning on page 6 of the prospectus are replaced in their entirety with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below has been revised to reflect the current Fund expenses and the implementation of a Shareholder Services Plan on March 1, 2003. In addition, the table shows the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.

Shareholder Fees (fees paid directly from your investment)

                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 2.00%
                     Exchange fee................... None
                     Maximum account fee............ None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/1/

                 Management fees/2/..................... 1.35%
                 Rule 12b-1 fees........................ None
                 Other expenses/3,4/.................... 0.73%

                                                         ----
                 Total annual Fund operating expenses/4/ 2.08%

                                                         ====

--------
* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective August 12, 2002, the Fund redeems shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to August 12, 2002, and held for less than one year are subject to a transaction fee upon redemption of 1.50% of the net asset value of all such shares redeemed. The Fund will waive the redemption fee on shares purchased between January 1, 2003, and February 5, 2003, if such shares are redeemed prior to March 1, 2003.
/1/ The fee table has been restated to reflect current fees.
/2 /Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the Russell 2500 Growth Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.
/3 /"Other expenses" include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and Shareholder Servicing Fees. On January 22, 2003, the Board of Directors approved a Shareholder Services Plan which permits the Fund to pay fees to certain Shareholder Organizations (as defined on page 16 of the Prospectus) of up to 0.25% of the average daily net assets of the Fund for which such Shareholder Organizations provide services for the benefit of customers. The Shareholder Services Plan will become effective March 1, 2003. Currently, the fees attributable to the Shareholder Services Plan are anticipated to be 0.05% of the Fund's average net assets.
/4/ Numeric has agreed that until December 31, 2003, it will reimburse expenses to the extent that the Fund's other expenses, other than expenses attributable to the Shareholder Services Plan, exceed 0.50%. The Fund's total annual Fund operating expenses, after these fee waivers and reimbursements, are currently 1.90%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $193   $634   $1,102   $2,396
                        ------ ------- ------- --------

For n/i numeric investors Mid Cap Fund, the sections under the captions "Expenses and Fees" and "Example" beginning on page 9 of the prospectus are replaced in their entirety with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below has been revised to reflect the current Fund expenses and the implementation of a Shareholder Services Plan on March 1, 2003. In addition, the table shows the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.

Shareholder Fees (fees paid directly from your investment)

                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 2.00%
                     Exchange fee................... None
                     Maximum account fee............ None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/1/

                 Management fees/2/..................... 1.35%
                 Rule 12b-1 fees........................ None
                 Other expenses/3,4/.................... 0.94%

                                                         ----
                 Total annual Fund operating expenses/4/ 2.29%

                                                         ====

--------
* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective August 12, 2002, the Fund redeems shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to August 12, 2002, and held for less than one year are subject to a transaction fee upon redemption of 1.50% of the net asset value of all such shares redeemed. The Fund will waive the redemption fee on shares purchased between January 1, 2003, and February 5, 2003, if such shares are redeemed prior to March 1, 2003.
/1/ The fee table has been restated to reflect current fees.
/2/ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the S&P MidCap 400 Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.
/3/ "Other expenses" include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and Shareholder Servicing Fees. On January 22, 2003, the Board of Directors approved a Shareholder Services Plan which permits the Fund to pay fees to certain Shareholder Organizations (as defined on page 16 of the Prospectus) of up to 0.25% of the average daily net assets of the Fund for which such Shareholder Organizations provide services for the benefit of customers. The Shareholder Services Plan will become effective March 1, 2003. Currently, the fees attributable to the Shareholder Services Plan are anticipated to be 0.02% of the Fund's average net assets.
/4/ Numeric has agreed that until December 31, 2003, it will reimburse expenses to the extent that the Fund's other expenses, other than expenses attributable to the Shareholder Services Plan, exceed 0.50%. The Fund's total annual Fund operating expenses, after these fee waivers and reimbursements, are currently 1.87%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $190   $675   $1,187   $2,593
                         ----   ----   ------   ------


For n/i numeric investors Small Cap Value Fund, the sections under the captions "Expenses and Fees" and "Example" beginning on page 11 of the prospectus are replaced in their entirety with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below has been revised to reflect the current Fund expenses and the implementation of a Shareholder Services Plan on March 1, 2003. In addition, the table shows the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.

Shareholder Fees (fees paid directly from your investment)

                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 2.00%
                     Exchange fee................... None
                     Maximum account fee............ None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/1/

                 Management fees/2/..................... 1.35%
                 Rule 12b-1 fees........................ None
                 Other expenses/3,4/.................... 0.57%

                                                         ----
                 Total annual Fund operating expenses/4/ 1.92%

                                                         ====

--------
* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective August 12, 2002, the Fund redeems shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to August 12, 2002, and held for less than one year are subject to a transaction fee upon redemption of 1.50% of the net asset value of all such shares redeemed. The Fund will waive the redemption fee on shares purchased between January 1, 2003, and February 5, 2003, if such shares are redeemed prior to March 1, 2003.
/1/ The fee table has been restated to reflect current fees.
/2/ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the Russell 2000 Value Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.
/3/ "Other expenses" include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and Shareholder Servicing Fees. On January 22, 2003, the Board of Directors approved a Shareholder Services Plan which permits the Fund to pay fees to certain Shareholder Organizations (as defined on page 16 of the Prospectus) of up to 0.25% of the average daily net assets of the Fund for which such Shareholder Organizations provide services for the benefit of customers. The Shareholder Services

  Plan will become effective March 1, 2003. Currently, the fees attributable to the Shareholder Services Plan are anticipated to be 0.04% of the Fund's average net assets.
/4/ Numeric has agreed that until December 31, 2003, it will reimburse expenses to the extent that the Fund's other expenses, other than expenses attributable to the Shareholder Services Plan, exceed 0.50%. The Fund's total annual Fund operating expenses, after these fee waivers and reimbursements, are currently 1.89%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $192   $600   $1,034   $2,241
 ----   ----   ------   ------

Under the caption "Shareholder Organizations" on page 16 of the prospectus, the following paragraph is inserted:

A Shareholder Organization will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers. A Shareholder Organization or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Shareholder Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Shareholder Organization, or if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Shareholder Organization or its authorized designee.

Under the caption "Redemption of Fund Shares" on page 17 of the prospectus, the following sentence is added to the second paragraph:

The Funds will waive the redemption fee on shares purchased between January 1, 2003, and February 5, 2003, if such shares were redeemed prior to March 1, 2003.

Under the caption "Transaction Fee on Certain Redemptions of the Funds" on page 18 of the prospectus, the following sentence is added:

The Funds will waive the redemption fee on shares purchased between January 1, 2003, and February 5, 2003, if such shares were redeemed prior to March 1, 2003.

                             n/i numeric investors
                                family of funds

                  n/i numeric investors Emerging Growth Fund
                       n/i numeric investors Growth Fund
                      n/i numeric investors Mid Cap Fund
                  n/i numeric investors Small Cap Value Fund

                 (Investment Portfolios of The RBB Fund, Inc.)

                   Supplement dated February 5, 2003 to the
          Statement of Additional Information dated December 31, 2002

The following information regarding Shareholder Servicing is inserted on page
38:

Shareholder Servicing

   The Shareholder Services Plan and related form of Shareholder Servicing Agreement (the "Plan") provide that each Fund may pay securities dealers, financial institutions and other industry professionals that are shareholders or dealers of record or which have a shareholder servicing relationship with the beneficial owners of shares ("Shareholder Organizations") a fee calculated at an annual rate of up to 0.25% of the average daily net assets of each Fund's shares in consideration for certain shareholder and administrative services. Services performed by Shareholder Organizations may include: (i) aggregating and processing purchase and redemption requests for shares from shareholders and placing net purchase and redemption orders with the transfer agent; (ii) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorizing instructions; (iii) processing dividend payments from a Fund on behalf of shareholders; (iv) providing information periodically to shareholders showing their positions in a Fund's shares; (v) arranging for bank wires; (vi) responding to shareholder inquiries relating to the Shareholder Organization's services; (vii) providing subaccounting with respect to a Fund's shares beneficially owned by shareholders or the information to a Fund necessary for subaccounting; (viii) forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) responding to shareholder inquires relating to dividends and distributions; (x) responding to shareholder inquires relating to shareholder account statements; (xi) responding to shareholder inquires relating to communications from a Fund to shareholders; (xii) providing shareholders with information relating to developments affecting their shares; and (xiii) providing such other similar services as a Fund may reasonably request to the extent a Shareholder Organization is permitted to do so under applicable statutes, rules or regulations.

                                      1